Schedule of Components of Income Tax Expense (Benefit) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Components Of Income Tax Expense (benefit) 1		20,697
Taxation Schedule Of Components Of Income Tax Expense (benefit) 2		28,651
Taxation Schedule Of Components Of Income Tax Expense (benefit) 3		30,477
Taxation Schedule Of Components Of Income Tax Expense (benefit) 4	4,892
Taxation Schedule Of Components Of Income Tax Expense (benefit) 5		1,075
Taxation Schedule Of Components Of Income Tax Expense (benefit) 6		(441)
Taxation Schedule Of Components Of Income Tax Expense (benefit) 7		(599)
Taxation Schedule Of Components Of Income Tax Expense (benefit) 8	(96)
Taxation Schedule Of Components Of Income Tax Expense (benefit) 9		21,772
Taxation Schedule Of Components Of Income Tax Expense (benefit) 10		28,210
Taxation Schedule Of Components Of Income Tax Expense (benefit) 11		29,878
Taxation Schedule Of Components Of Income Tax Expense (benefit) 12	$ 4,796